Organization and Description of the Company - First Allied Statement of Operations Impact (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 09, 2013	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Total revenues			$ 975,067	[1]	$ 287,497	$ 174,729
Expenses			875,209	[1]	280,085	170,987
Income			99,858	[1]	7,412	3,742
Provision for income taxes			1,843	[1]	0	0
Net income	47,454	50,561	98,015	[1]	7,412	3,742
Reclassifications and Eliminations | Restatement Adjustment
Total revenues			(6,599)
Expenses			(6,599)
Income			0
Provision for income taxes			0
Net income			0
RCS Holdings, LLC | Reportable Legal Entities | Scenario, Previously Reported
Total revenues			886,495
Expenses			785,943
Income			100,552
Provision for income taxes			2,202
Net income			98,350
First Allied Holdings, Inc. | Reportable Legal Entities | Restatement Adjustment
Total revenues			95,171
Expenses			95,865
Income			(694)
Provision for income taxes			(359)
Net income			$ (335)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.